                                                  SALOMON BROTHERS

                                                  WORLDWIDE INCOME FUND INC

                                                  INTERIM REPORT
                                                  JULY 31, 1995

                                              ----------------------------------
                                               SALOMON BROTHERS ASSET MANAGEMENT
                                                 -------------------------------

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

September 22, 1995

Dear Shareholder:

Net asset value for the Salomon Brothers Worldwide Income Fund Inc (the "Fund") rose to $10.40 per share as of July 31, 1995. Dividends of $0.35625 per share were paid during the quarter. The investment return for the quarter ended July 31, 1995, assuming reinvestment of dividends in additional shares of the Fund, was 12.73% compared with an increase of 11.09% in the Salomon Brothers Brady Bond Index and an increase of 4.96% in the Salomon Brothers High-Yield Index. On July 31, the Fund's stock price reached $11.00, representing a 5.8% premium to net asset value.

Emerging markets sovereign debt securities accounted for 72% of the Fund's total assets at the close of the quarter -- up from 68% three months earlier. The balance of the portfolio was in U.S. high-yield corporate debt securities. The largest holdings in the emerging markets debt portfolio were in the government securities of Brazil (11% of total assets), Argentina (11%), Poland (10%), Morocco (8%) and Ecuador (8%). In this part of the portfolio, we reduced exposure to Venezuela and added to holdings of Ecuadorian bonds in the latest quarter.

EMERGING MARKETS

The quarter began on a strong note, with the Brady Bond Index up 8.22% in May. Non-Latin Brady bonds continued to register strong gains in June; Latin American bonds were not as strong because of the decision by Brazil's central bank to impose a new currency band on the real. Overall, the Brady Bond Index climbed by 2.25% in June, followed by a gain of 0.39% in July. The market has advanced by another 3.0% since the close of the quarter.

COUNTRY ANALYSIS

Brazil's Senate has given final approval to four out of five constitutional reform measures needed to address key economic problems. In July, Standard & Poor's raised its rating of Brazil's currency to single B-plus from single B. The upgrade was based on the success of a change in the exchange rate band, political support for President Cardoso's administration and the country's progress with constitutional reforms.

In Argentina, President Carlos Menem was sworn in for a second term. Menem has promised to maintain the economic policies that have been successful in promoting growth. The central bank also implemented new measures, including lower reserve requirements, that are intended to improve bank liquidity.

Polish bonds have led the market for much of the year. Investors are hoping that Moody's will assign these bonds an investment grade rating. This upgrade would make them the first Brady bonds to be so rated.

The drought in Africa has adversely affected inflation, economic growth and the balance of payments in Morocco. Even though the country is in a better position to deal with the current situation than it was in 1992 and 1993, also drought years, the drag on the agricultural sector is worrisome.

In Ecuador, the threat of an oil workers' strike diminished when the Congress agreed to reinstate a law permitting the unionization of public-sector employees. The news buoyed Ecuadorian Brady bond prices late in the quarter.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

U.S. HIGH-YIELD CORPORATE BONDS

The high-yield market was driven by falling U.S. interest rates in the quarter ended July 31. Periodic concerns over a slowdown or a recession in the economy caused volatility in the spreads between high-yield bonds and Treasury bonds. However, spreads remain relatively attractive in light of continued growth in the U.S. economy.

Total borrowings were unchanged at $60 million.

We appreciate your continued interest in the Fund. A recorded periodic update of developments affecting emerging markets debt securities and high-yield corporate bonds is available by calling (800) 725-6666.

                                                    Sincerely,

                                                    /s/ MICHAEL S. HYLAND
                                                    -----------------------
                                                    MICHAEL S. HYLAND
                                                    Chairman and President

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS

July 31, 1995 (unaudited)

        PRINCIPAL
        AMOUNT
         (000)                             LONG-TERM INVESTMENTS -- 139.5%                             VALUE
----------------------------------------------------------------------------------------------------------------
                        SOVEREIGN BONDS -- 97.7%
                        Republic of Argentina,
Peso      7,551           BOCON, Pro 1, 3.9016%*, 4/1/07......................................      $  2,584,542
US$      27,100+          FRB, 7.3125%*, 3/31/05..............................................        16,632,625
          5,000+          Par Bond, 5.00%*, 3/31/23...........................................         2,328,125
                        Federal Republic of Brazil,
         19,159+          Capitalized Bond, 8.00%**, 4/15/14..................................         9,280,373
          3,000+          NMB, Series L, 7.3125%*, 4/15/09....................................         1,605,000
         13,775+          IDU, Series A, 6.6875%*, 1/1/01.....................................        11,166,359
          2,000+          Par Bond, 4.25%*, 4/15/24...........................................           876,250
                        Republic of Bulgaria,
          2,600           Discount Bond, Series A, 6.75%*, 7/28/24............................         1,252,875
         35,750           FLIRB, Series A, 2.00%*, 7/28/12....................................         9,026,875
                        Costa Rica,
         10,000+          Principal Bond, Series B, 6.25%, 5/21/15............................         4,500,000
                        Republic of Ecuador,
          2,500+          Discount Bond, 7.25%*, 2/28/25......................................         1,271,875
            531+          EIB, 6.75%*, 12/21/04...............................................           309,526
          7,000+          Par Bond, 3.00%*, 2/28/25...........................................         2,222,500
         37,297           PDI, 7.25%*,**, 2/27/15.............................................        11,841,956
                        Hungary,
          8,000+          National Bank of Hungary, 8.875%, 11/1/13...........................         6,520,000
                        Mexico,
          5,000           Mexican Participation Instrument Trust, 6.34%, 3/25/05..............         2,850,000
          9,750+          United Mexican States, Par Bond, Series B, 6.25%, 12/31/19..........         5,868,281
                        Republic of Panama,
          7,000+          FRN, 7.25%*, 5/10/02................................................         5,477,500
                        Republic of Poland,
          1,786+          Discount Bond, 7.125%*, 10/27/24....................................         1,356,244
         31,201+          PDI, 3.25%*, 10/27/14...............................................        18,233,084
                        Republic of South Africa Notes,
ZAL       6,000           12.00%, 2/28/05.....................................................         1,312,487
                        Trinidad & Tobago Notes,
US$       3,000+          9.75%, 11/3/00......................................................         2,880,000
                        Uruguay,
          2,500           DCB, Series B, 6.75%*, 2/18/07......................................         1,650,000

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

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)

July 31, 1995 (unaudited)

        PRINCIPAL
        AMOUNT
         (000)                            LONG-TERM INVESTMENTS (CONTINUED)                            VALUE
----------------------------------------------------------------------------------------------------------------
                        Republic of Venezuela,
                          Par Bond, Series A, 6.75%, 3/31/20..................................      $  7,546,875
US$      15,000+          (including 75,000 warrants expiring 3/31/20)                              ------------
                        TOTAL SOVEREIGN BONDS
                        (cost $144,257,876)...................................................       128,593,352
                                                                                                    ------------
                        LOAN PARTICIPATIONS@ -- 12.3%
----------------------------------------------------------------------------------------------------------------
                        Republic of Jamaica,
            833           Tranche A, 6.625%*, 10/15/00 (Chase Manhattan)......................           724,997
                        Kingdom of Morocco,
         11,350           Tranche A, 7.375%*, 1/1/09 (Merrill Lynch)..........................         6,653,938
         13,000           Tranche B, 7.375%*, 1/1/04 (Morgan Stanley).........................         8,791,250
                                                                                                    ------------
                        TOTAL LOAN PARTICIPATIONS
                        (cost $21,049,508)....................................................        16,170,185
                                                                                                    ------------
                        CORPORATE BONDS -- 29.5%
----------------------------------------------------------------------------------------------------------------
                        Federal Republic of Brazil,
          1,000+          Aracruz Celulose, 10.375%, 1/31/02..................................           933,750
          3,000+          Telecomunicacoes Brasileiras S.A. (Telebras), 10.375%, 9/9/97.......         3,045,000
                        Canada,
C$        3,000           Rogers Cable Systems, 9.65%, 1/15/14................................         1,840,424
                        Indonesia,
US$       1,500           Indah Kiat International Finance, 12.50%, 6/15/06...................         1,530,000
                        Mexico,
          2,000+          Grupo Industrial Durango, 12.00%, 7/15/01...........................         1,750,000
                        United States,
          2,000           Bally's Grand, Series B, 10.375%, 12/15/03..........................         1,987,500
          2,000+          Berry Plastics Corp., 12.25%, 4/15/04...............................         2,125,000
                          (including 2,000 warrants expiring 4/15/04)
          3,000+          Cole National Group, Inc., 11.25%, 10/1/01..........................         2,947,500
          2,000+          Finlay Fine Jewelry Corp., 10.625%, 5/1/03..........................         1,950,000
          2,000+          Flagstar Corp., 10.75%, 9/15/01.....................................         1,890,000
          5,000+          General Electric Capital Corp., 66.20%*, 10/29/96(a)................         2,325,000
                          Jordan Industries, Inc., Zero Coupon (until 8/1/98), 11.75%
          5,000           thereafter, 8/1/05..................................................         3,025,000
          1,500           Motor Wheel Corp., Series B, 11.50%, 3/1/00.........................         1,327,500

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                                                                          PAGE 2

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)

July 31, 1995 (unaudited)

        PRINCIPAL
        AMOUNT
         (000)                            LONG-TERM INVESTMENTS (CONTINUED)                            VALUE
----------------------------------------------------------------------------------------------------------------
US$       2,460+          Parisian Inc., 9.875%, 7/15/03......................................      $  1,968,000
          1,500+          Pathmark Stores Inc., 9.625%, 5/1/03................................         1,477,500
          2,000           Penn Traffic Co., 9.625%, 4/15/05...................................         1,780,000
          2,500+          Plastic Specialty & Technology, 11.25%, 12/1/03.....................         2,287,500
          2,000+          U.S. Banknote Corp., 11.625%, 8/1/02................................         1,560,000
          1,500+          Valcor Inc., 9.625%, 11/1/03........................................         1,395,000
          2,000+          Venture Holdings Trust, 9.75%, 4/1/04...............................         1,710,000
                                                                                                    ------------
                        TOTAL CORPORATE BONDS
                        (cost $45,161,190)....................................................        38,854,674
                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS
                        (cost $210,468,574)...................................................       183,618,211
                                                                                                    ------------

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PAGE 3

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (concluded)

July 31, 1995 (unaudited)

        PRINCIPAL
        AMOUNT
         (000)                              SHORT-TERM INVESTMENT -- 3.7%                              VALUE
----------------------------------------------------------------------------------------------------------------
                        REPURCHASE AGREEMENT
                        State Street Bank and Trust Company, 5.55%, dated 7/31/95, due 8/1/95 in the amount of $4,908,757 (collateralized by $4,865,000 U.S.
                        Treasury Notes, 6.25%, due 8/31/96, value -- $5,010,950) (cost
US$       4,908         $4,908,000)...........................................................      $  4,908,000
                                                                                                    ------------
                        TOTAL INVESTMENTS -- 143.2%
                        (cost $215,376,574)...................................................       188,526,211
                                                                                                    ------------
                        LIABILITIES IN EXCESS OF OTHER ASSETS -- (43.2%)......................       (56,906,664)
                                                                                                    ------------
                        NET ASSETS -- 100.0%..................................................      $131,619,547
                                                                                                     ===========
                        Net asset value per share ($131,619,547 / 12,657,133 shares of common
                        stock issued and outstanding).........................................            $10.40
                                                                                                          ======

--------------------------------------------------------------------------------

 * Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

** Payment-in-kind security for which part of the interest earned is capitalized as additional principal.

 + All or a portion of this security is segregated as collateral pursuant to a loan agreement.

 @ Loan Participation Notes were acquired through the financial institutions indicated parenthetically.

    BOCON   --  Bonos de Consolidacion.
    DCB     --  Debt Conversion Bond.
    EIB     --  Eligible Interest Bond.
    FLIRB   --  Front Loaded Interest Reduction Bond.
    FRB     --  Floating Rate Bond.
    FRN     --  Floating Rate Note.
    IDU     --  Interest Due and Unpaid Bond.
    NMB     --  New Money Bond.
    PDI     --  Past Due Interest Bond.
    ZAL     --  South African Rand.

    (a) The Fund's proceeds at maturity for General Electric Capital Corp. will be increased or decreased by the percentage fluctuation in the Mexican Spot Tesobono rate between the date of issuance and the date of maturity of the note. Coupon resets quarterly and is based on the 91 day Mexican Cetes rate.

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                                                                          PAGE 4

SALOMON BROTHERS WORLDWIDE INCOME FUND INC

DIRECTORS

CHARLES F. BARBER
      Consultant; formerly Chairman,
      ASARCO Incorporated

THOMAS W. BROCK
      Chairman and Chief Executive Officer,
      Salomon Brothers Asset Management Inc

DANIEL P. CRONIN
      Vice President -- General Counsel,
      Pfizer International Inc.

ALLAN C. HAMILTON
      Consultant; formerly Vice President
      and Treasurer, Exxon Corp.

MICHAEL S. HYLAND
      President;
      Salomon Brothers Asset Management Inc

JESWALD W. SALACUSE
      Henry J. Braker
      Professor of Commercial Law,
      The Fletcher School of Law & Diplomacy, Tufts University

OFFICERS

MICHAEL S. HYLAND
      Chairman and President

THOMAS FLANAGAN
      Executive Vice President

PETER J. WILBY
      Executive Vice President

ALAN M. MANDEL
      Treasurer

TANA E. TSELEPIS
      Secretary

LAURIE A. PITTI
      Assistant Treasurer


SALOMON BROTHERS
WORLDWIDE INCOME FUND INC

      Seven World Trade Center
      New York, New York 10048
      For information call (toll free)
      1-800-SALOMON

INVESTMENT ADVISER
      Salomon Brothers Asset Management Inc
      Seven World Trade Center
      New York, New York 10048

ADMINISTRATOR
      Prudential Mutual Fund Management, Inc.
      One Seaport Plaza
      New York, New York 10292

CUSTODIAN
      Brown Brothers Harriman & Co.
      40 Water Street
      Boston, MA 02109

TRANSFER AGENT
      American Stock Transfer & Trust Company
      40 Wall Street
      New York, New York 10005

LEGAL COUNSEL
      Simpson Thacher & Bartlett
      New York, New York 10017

---------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.
------------------------------------------------------
    This report is for stockholder information.
   This is not a prospectus intended for use in
       the purchase or sale of Fund shares.
--------------------------------------------------------------------------------

  ---------------------
        BULK RATE
       U.S. POSTAGE
           PAID
    STATEN ISLAND, NY
        PERMIT NO.
           169
  ---------------------


AMERICAN STOCK TRANSFER & TRUST COMPANY
40 WALL STREET
NEW YORK, NEW YORK 10005